Financial Instruments and Financial Risk Management - Credit Quality of Financial Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	€ 14,951	€ 53,356	€ 3,602	€ 11,661
Current financial assets	337,714	180,484	230,992
Total financial assets	356,377	238,952	243,024
Other Financial assets, [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	14,951	53,356	3,602
Current financial assets	337,714	180,484	230,992
Total financial assets	352,665	233,840	234,594
A + [member] | Other Financial assets, [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	9,465	35,131	3,522
Current financial assets	99,996	100,003	56,026
Total financial assets	109,461	135,134	59,548
A credit rating [member] | Other Financial assets, [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	4,035		38
Current financial assets	10,000	0	73,500
Total financial assets	14,035	0	73,538
A - [Member] | Other Financial assets, [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	1,451	18,225	42
Current financial assets	227,718	80,481	101,466
Total financial assets	€ 229,169	€ 98,706	€ 101,508